Capital Management - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended
	Aug. 13, 2025	May 31, 2025	May 13, 2024	May 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Authorized shares, Amount					$ 3,000,000
Number of shares authorized					1,500,000,000
Ordinary shares authorized per share					$ 0.002
Net issuance of exercised warrants				7,968,281	7,968,281
Exercise of warrants per share				$ 9.568
Repurchase of shares						11,583,705
Payment for repurchase of shares			$ 101,067			$ 101,067
Shares held in treasury	18,754,887
Cancellation of treasury shares	$ 200,980
Utilization of share premium						(101,067)
Retained earningss	2,024
Movement in Capital reserve					$ (130,797)	(82,131)
Share-based expenses					17,771	17,441
Increase related to share-based expenses					17,771	17,441
Exercise and vesting of share-based plan					1,414	1,495
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Cancellation of treasury shares					(198,956)
Utilization of share premium	$ 198,956
Movement in Capital reserve					(186,769)	9,945
Decrease related to warrant exercise					2,102
Exercise and vesting of share-based plan					10,085	9,945
Capital Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Movement in Capital reserve					6,980	8,989
Increase related to share-based expenses					17,771	17,441
Decrease related to warrant exercise					(2,118)
Exercise and vesting of share-based plan					$ (8,673)	$ (8,452)
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized					1,000,000,000
Number of shares issued					751,839	767,904
Proceeds from issuance of shares					$ 1,414	$ 1,495
Repurchased shares average price per share		$ 8.72
Par value change per share					$ 0.002	$ 0.002
Repurchase of shares		11,583,705
Payment for repurchase of shares			$ 200,000
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized					250,000,000
Par value change per share					$ 0.002	$ 0.002
Undesignated Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized					250,000,000